                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07729

                         Hansberger Institutional Series
               (Exact name of registrant as specified in charter)

                           515 East Las Olas Boulevard
                                   Suite 1300
                         Fort Lauderdale, Florida 33301
               (Address of principal executive offices) (Zip code)

                          J. Christopher Jackson, Esq.
                           515 East Las Olas Boulevard
                                   Suite 1300
                         Fort Lauderdale, Florida 33301
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (954) 522-5150

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 to June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]
--------------------------------------------------------------------------------
                                  HANSBERGER
--------------------------------------------------------------------------------
                                 INSTITUTIONAL
                                    SERIES
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT

June 30, 2003

International Value Fund

Emerging Markets Fund

International Growth Fund

                            LETTER TO SHAREHOLDERS

Hansberger Institutional Series
International Value Fund
Emerging Markets Fund
International Growth Fund

August 15, 2003

Dear Fellow Shareholder:

   The first six months of 2003 saw a continuation of market volatility. The first quarter saw widespread losses in the equity markets. In the second quarter, however, the markets rallied back. Buoyed by a sharp upturn in equity markets, the gloom and doom of the first quarter gave way to more frequent use of the term, "bull market" and rarer use of the terms "bear market" and "double dip". The lessening of the level of armed conflict in Iraq, the containment of SARS, and continued (though muted) spending by U.S. consumers re-kindled investor confidence. A strong commitment among central banks to keep interest rates at record low levels in an effort to jump-start an economic recovery sent major indices into unfamiliar positive territory.

   International markets made significant year-to-date gains in U.S. dollar terms during the first half of the year. All 24 of the MSCI developed market countries registered positive gains for the first six-months of 2003, and the MSCI All Country World Index Free Ex U.S. appreciated 11.10% during the period.

   The positive performance numbers have led some to express concern: is the market running ahead of economic reality? Some of the major winners in the U.S. and international markets were previously battered industries like the airlines, and internet software and services - industries that still have, in our view, fundamental business issues that need to be sorted out to justify this re-rating. While we recognize that many industries still have weak fundamentals, we continue to believe that these industries have witnessed a consolidation over the past few years and a weeding out of weaker players (e.g., the materials and telecom sectors) which should lead to better pricing discipline and better operating margins in the next cycle. Some sectors, based upon our analysis, are currently inexpensive (e.g., consumer staples, financials, health care, industrials,) relative to their own history as well as relative to where they have traded in comparison to the overall market. Our view is that these sectors are still being priced for economic inactivity. This leads us to our belief in economic cycles which we iterate below.

Economic Cycles - Here to Stay

   In the heady days of the technology boom, many were prophesizing the end of the natural fluctuations in the "economic cycle" and preparing us for a new world order led by a "new economy". That proved to be untrue. Similarly, in these difficult times, the "doom-sayers" of today are predicting an irreversible tailspin from which the stalled economy is unlikely to recover - at least not in our lifetimes. It is our belief that the one indisputable fact of economic life is the continuation of cycles. Upswings are followed by downswings and downswings give way to upswings. The last economic upswing in the U.S. lasted eight years and was one of the longest growth phases in the post-World War II era. The current economic slowdown may have yet to run its course. But, we are of the view that an upturn will take place. We do not, however, know when the upturn will begin and we are not able to judge the strength of the next upward leg in the economy.

Our Investment Process

   While global events have ratcheted equity and credit markets, our investment process remains consistent. Our analysts still continue to meet with company representatives, focus on their long-term prospects and examine whether their current stock prices represent their true value as a business. While we take note of the effect of a change in credit conditions or industry-dynamics on a company's valuation, we focus on filtering out short-term movements from long-term trends.

   With long-term price-to-earnings ratios of international equities currently at single-digit valuations, we continue to believe in the potential long-term benefits of being invested in the companies that currently make up our Funds' portfolios, which result from our disciplined and patient approach to international investing. We continue in our belief that the Funds' current portfolios are positioned with stocks of well-managed companies that should benefit from a more favorable attitude towards equity as an asset class.

   We thank you for the confidence that you have placed in us and look forward to meeting with you to discuss your investment in the Funds of the Hansberger Institutional Series.

                                          For the Hansberger Institutional
                                            Series
                                          Thomas L. Hansberger, CFA
                                          Chief Investment Officer
                                          Hansberger Global Investors, Inc.

                                          Ajit Dayal
                                          Deputy Chief Investment Officer
                                          Hansberger Global Investors, Inc.

                          PORTFOLIO MANAGEMENT REVIEW

                           INTERNATIONAL VALUE FUND

Market conditions during the six months ended June 30, 2003

   Dismal economic prospects exacerbated by geopolitical conflict and the spread of the SARS virus helped to dampen investor confidence during the first quarter of 2003. The markets staged a turnaround in the second quarter, however, as global coordination by healthcare officials aided in the containment of the spread of SARS and as the fighting in Iraq lessened in scope and intensity.

   Central banks efforts to keep interest rates low in order to stimulate consumer and business spending added to investor confidence. Expecting these measures to eventually lead to a pick-up in the economy and corporate earnings, buyers returned to many equity markets in the second quarter - in some cases reversing losses sustained in the first quarter. During the first half of the year, U.S.-based international investors benefited in many cases from appreciation of local markets and the depreciation of the U.S. dollar.

Fund performance during the six months ended June 30, 2003

   The Fund's performance was +9.36% while that of the MSCI All Country World Index Free Ex U.S. (the "index" or the "benchmark") was +11.10% for the first six months of 2003.

   The Fund's holdings in the U.K., which represented the largest country exposure, performed well as U.K. retailers played a prominent role in the positive relative return generated by holdings in that country. The Fund's emerging markets holdings, led by stocks in China and Thailand, also outperformed those of the index.

   The Fund's holdings significantly underperformed those of the benchmark in Pacific ex-Japan. Minimal exposure to Australia where stocks performed well, proved disappointing as the Fund's sole Australian holding underperformed the overall market. Lack of exposure to the Canadian dollar led to the Fund's underperformance in North America. The Fund's investments in France and Italy also underperformed their respective country indexes.

Market Outlook

   In our experience as global investors we have seen business, economic and industry cycles rise and fall while noting that the pinpointing of inflection points and the gauging of the magnitude of cycles are each extremely difficult. As such, our investment process currently seeks to keep cash levels low and diversification sufficient across regions and industry sectors so that the Fund may enhance its potential to benefit from the flow of funds in and out of regions and industries.

   We focus on selecting stocks of companies with good long-term corporate strategies trading at attractive valuations. The individual country and industry exposure of the Fund will be a residual of those efforts. With long-term price-to-earnings ratios of international equities currently at single-digit valuations, we believe there are significant opportunities for good returns in international investing, assuming valuations return to a higher level.

   We thank you for your continued support of our investment philosophy which embodies the concepts of patience, rigorous analysis and value investing. We look forward to meeting with you to discuss your investment in the International Value Fund.

                                          For the International Value Fund Team
                                          Lauretta A. ("Retz") Reeves, CFA
                                          Managing Director
                                          Hansberger Global Investors, Inc.

                                    [CHART]

     Change in value of a $10,000 Investment in the Hansberger International Value Fund vs. MSCI ACWIxU.S. Index
                     1/1/97-6/30/03

             Hansberger
            International               MSCI ACWIxU.S.
             Value Fund                     Index
            -------------                ------------
12/96          $10,000                     $10,000
 1/97           10,178                       9,816
 2/97           10,366                       9,996
 3/97           10,247                       9,975
 4/97           10,326                      10,059
 5/97           10,642                      10,681
 6/97           11,087                      11,270
 7/97           11,413                      11,498
 8/97           10,889                      10,594
 9/97           11,354                      11,167
10/97           10,376                      10,216
11/97            9,881                      10,088
12/97            9,854                      10,204
 1/98            9,924                      10,510
 2/98           10,578                      11,211
 3/98           11,112                      11,598
 4/98           11,132                      11,681
 5/98           10,669                      11,469
 6/98           10,065                      11,426
 7/98           10,113                      11,535
 8/98            8,315                       9,908
 9/98            8,002                       9,699
10/98            8,871                      10,715
11/98            9,214                      11,291
12/98            9,170                      11,680
 1/99            9,150                      11,667
 2/99            8,833                      11,406
 3/99            9,436                      11,957
 4/99           10,663                      12,555
 5/99           10,356                      11,965
 6/99           11,041                      12,515
 7/99           11,139                      12,808
 8/99           11,118                      12,853
 9/99           10,852                      12,940
10/99           11,139                      13,421
11/99           11,252                      13,958
12/99           11,853                      15,289
 1/00           11,337                      14,460
 2/00           10,986                      14,850
 3/00           11,719                      15,409
 4/00           10,914                      14,549
 5/00           10,738                      14,177
 6/00           11,234                      14,780
 7/00           10,972                      14,197
 8/00           11,066                      14,373
 9/00           10,630                      13,575
10/00           10,184                      13,144
11/00           10,008                      12,554
12/00           10,609                      12,983
 1/01           10,806                      13,178
 2/01           10,131                      12,134
 3/01            9,258                      11,277
 4/01            9,975                      12,044
 5/01            9,861                      11,711
 6/01            9,560                      11,262
 7/01            9,438                      11,011
 8/01            9,271                      10,738
 9/01            8,020                       9,599
10/01            8,260                       9,868
11/01            8,740                      10,319
12/01            8,974                      10,452
 1/02            8,754                      10,004
 2/02            8,900                      10,076
 3/02            9,372                      10,624
 4/02            9,529                      10,693
 5/02            9,739                      10,809
 6/02            9,278                      10,342
12/02            7,855                       8,919
 6/03            8,590                       9,909

-----------------------------------------------------------
                               Total Return
-----------------------------------------------------------
                    Hansberger
                    International         MSCI ACWIxU.S.
Time Period         Value Fund            Index
-----------------------------------------------------------
Six Months                   9.36%           11.10%
-----------------------------------------------------------
One Year                   (7.41)%          (4.19)%
-----------------------------------------------------------
Average Annual Three Year  (8.55)%         (12.49)%
-----------------------------------------------------------
Average Annual Five Year   (3.12)%          (2.81)%
-----------------------------------------------------------
Average Annual
Since Inception (12/30/96) (2.31)%          (0.14)%
-----------------------------------------------------------




The above graph compares the Fund's performance with the MSCI All Country World Index Free Ex U.S. (the "index"), a broad-based unmanaged index that represents the general performance of international equity markets. Total returns for the Fund and the index include reinvestment of all dividends and capital gains. Dividends in the index are reinvested gross of withholding taxes. The index is float weighted. The index does not include commissions or fees that an investor purchasing the securities in the index would pay. Past performance is no guarantee of future results, and the investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Although the investment characteristics of the index are similar to those of the Fund, the securities owned by the Fund and those comprising the index are likely to be different, and any securities that the Fund and the index have in common are likely to have different weightings in the respective portfolios. Investors cannot invest directly in the index.

                          PORTFOLIO MANAGEMENT REVIEW

                             EMERGING MARKETS FUND

Market conditions during the six months ended June 30, 2003

   Lower global risk aversion combined with generally lower interest rates seem to have attracted increased investor interest in emerging markets during the first half of the year. We remain convinced of the attractiveness of emerging markets due to their unique combination of superior valuations, solid operating fundamentals, and healthier balance sheets. Sentiment towards the asset class improved this year with portfolio investment flows increasing accordingly.

   Asian markets were impacted by the North Korean nuclear dispute and by SARS. We believe the North Korean nuclear problem will be resolved through diplomacy. SARS, which afflicted most of the region's tourism related industries, has been contained and the region's economies have rebounded. China in particular, remains a strong driver of demand for the region and an increasingly important part of the global economy. Additionally, India, Korea, and the smaller economies in South East Asia all show increasing demand dynamics which help support stronger regional trade flows.

   In the EMEA region, Russia and Israel outperformed during the first half, buoyed by a strong economy in Russia and a strong technology sector in Israel. The Russian economy benefited from improved management and higher oil prices, reporting a 1Q03 GDP growth rate of +6.8%. Israel and other Middle East indices benefited from the expeditious resolution of the war in Iraq and the increasing hope for lasting peace in Israel and Palestine.

   Latin American markets performed well, leading all emerging regions as measured by MSCI. The two best performing markets, Venezuela and Argentina, are, coincidentally, the only markets in the region where exchange controls exist. Investors found a way to bypass current exchange controls via the ADR market. Brazil was the best performing of the two large Latin American markets primarily due to currency appreciation. Mexico, on the other hand, continues to show a relative inactivity on the fiscal and legislative front that disappoints investors.

Fund performance during the six months ended June 30, 2003

   The Fund had strong performance in the first half of the year, returning +16.03% vs. +16.14% for the MSCI Emerging Markets Free Index. Emerging markets posted their best first half performance since 1999 and continued to outperform the developed markets in the first six months of 2003. This performance resulted from a strong relative and absolute return in the Fund's Eastern European and Asian holdings, primarily Russia and China. The Latin American holdings had the strongest absolute performance but underperformed the MSCI Latin America index.

Market Outlook

   We remain of the opinion that emerging markets are in a period of likely superior performance relative to the developed world. Valuations are more attractive and this fact, in our analysis, will be a key driver of the out-performance. As emerging market companies' earnings outpace those of developed world companies the valuation differentials should increase. A recent Merrill Lynch report suggests that the forward-looking P/E multiple for emerging markets, about 50% of the P/E for the developed world, is at one of the largest discounts seen in recent years.

   Emerging economies continue to show improving trends and, in our view, have sufficient domestic "drivers" to sustain the previously mentioned earnings growth. The possibility of a rebound in global economic activity should be a positive driver for those exporting economies that depend on such improving economic activity for out-performance. Finally, we believe the emerging markets have exhibited an improved risk reward ratio as evidenced by their recent lower volatility compared to most developed indices.

                                          For the Emerging Markets Fund Team
                                          Francisco J. Alzuru, CFA
                                          Managing Director of Latin America
                                          Hansberger Global Investors, Inc.

                                    [CHART]

                  Change in value of a $10,000 Investment
 in the Hansberger Emerging Markets Fund vs. MSCI Emerging Markets Free Index
                             1/1/97-6/30/03

            Hansberger Emerging              MSCI Emerging
                Markets Fund               Markets Free Index
             -----------------             ------------------
12/96            $10,000                        $10,000
 1/97             10,375                         10,682
 2/97             10,623                         11,140
 3/97             10,356                         10,847
 4/97             10,375                         10,866
 5/97             10,603                         11,177
 6/97             11,215                         11,775
 7/97             11,947                         11,951
 8/97             11,334                         10,430
 9/97             11,483                         10,719
10/97              9,753                          8,960
11/97              8,647                          8,633
12/97              8,489                          8,841
 1/98              7,720                          8,148
 2/98              8,579                          8,999
 3/98              8,759                          9,389
 4/98              8,679                          9,287
 5/98              7,570                          8,014
 6/98              6,671                          7,173
 7/98              6,701                          7,401
 8/98              4,754                          5,261
 9/98              4,934                          5,595
10/98              5,553                          6,184
11/98              6,152                          6,698
12/98              5,924                          6,601
 1/99              6,005                          6,495
 2/99              5,795                          6,558
 3/99              6,406                          7,422
 4/99              7,670                          8,340
 5/99              7,629                          8,292
 6/99              8,632                          9,233
 7/99              8,231                          8,982
 8/99              8,101                          9,064
 9/99              7,399                          8,757
10/99              7,690                          8,943
11/99              8,391                          9,745
12/99              9,825                         10,985
 1/00              9,474                         11,050
 2/00              9,454                         11,196
 3/00              9,855                         11,251
 4/00              8,863                         10,184
 5/00              8,331                          9,763
 6/00              8,792                         10,107
 7/00              8,612                          9,587
 8/00              8,832                          9,634
 9/00              7,800                          8,793
10/00              7,258                          8,156
11/00              6,637                          7,443
12/00              6,995                          7,622
 1/01              7,792                          8,672
 2/01              7,296                          7,993
 3/01              6,513                          7,208
 4/01              6,955                          7,564
 5/01              7,236                          7,654
 6/01              7,005                          7,497
 7/01              6,584                          7,023
 8/01              6,543                          6,954
 9/01              5,781                          5,878
10/01              6,142                          6,243
11/01              6,754                          6,894
12/01              7,039                          7,442
 1/02              7,475                          7,694
 2/02              7,495                          7,820
 3/02              7,941                          8,290
 4/02              8,134                          8,344
 5/02              8,063                          8,211
 6/02              7,536                          7,595
12/02              6,936                          6,995
 6/03              8,048                          8,124

--------------------------------------------------------------------------
                                             Total Return
--------------------------------------------------------------------------
                                Hansberger Emerging     MSCI Emerging
Time Period                     Markets Fund            Markets Free Index
--------------------------------------------------------------------------
Six Months                          16.03%                  16.14%
--------------------------------------------------------------------------
One Year                             6.80%                   6.96%
--------------------------------------------------------------------------
Average Annual Three Year          (2.91)%                 (7.03)%
--------------------------------------------------------------------------
Average Annual Five Year             3.82%                   2.52%
--------------------------------------------------------------------------
Average Annual
Since Inception (12/30/96)         (3.29)%                 (3.15)%
--------------------------------------------------------------------------




The above graph compares the Fund's performance with the MSCI Emerging Markets Free Index (the "index"), a broad-based unmanaged index that represents the general performance of equity securities in developing markets. Total returns for the Fund and the index include reinvestment of all dividends and capital gains. Dividends in the indices are reinvested gross of withholding taxes. The index is float weighted. The index does not include commissions or fees that an investor purchasing the securities in the index would pay. Past performance is no guarantee of future results, and the investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Although the investment characteristics of the index are similar to those of the Fund, the securities owned by the Fund and those comprising the index are likely to be different, and any securities that the Fund and the index have in common are likely to have different weightings in the respective portfolios. Investors cannot invest directly in the index.

                          PORTFOLIO MANAGEMENT REVIEW

                           INTERNATIONAL GROWTH FUND

Commencement of the International Growth Fund

   On June 23, 2003 the International Growth Fund (the "Fund") received its first client investment which was put to work during the last few business days of the first half of the year. We invested the Fund using our balanced and diversified approach. As of June 30, 2003 the Fund was invested in 65 individual companies representing 20 foreign countries.

Market Outlook

   Buoyed by a resolution of the war in Iraq as well as monetary and fiscal stimulus, most international equity markets performed well during the first half of 2003. We feel that the markets will continue to be influenced by these positive factors. Our analysis indicates that equity market risk premiums declined considerably during the first six months due to increased investor expectation of accelerated economic growth during the second half of this year. While the robustness of an economic recovery is open to debate, it should eventually result in better corporate sales and profits which would help determine the direction of equity markets. When we consider a ratio of cash earnings yield to bond yield we conclude that international equities are inexpensive relative to bonds. In our view, liquidity conditions, in general, also look favorable.

   We feel that excess capacity and weak employment will contain inflation for the immediate future. Most of the near-term weakness in the U.S. dollar has probably already been seen. Although the twin deficits (budget and current account) are a concern for the future, an improving U.S. economy should add at least temporary support.

   In the short term, we believe that markets will begin to transition more to an earnings-driven orientation rather than the anticipatory nature of the rally seen in the first half. If this occurs, we expect that more economically sensitive and higher beta sectors will outperform less economically sensitive and lower beta sectors.

   We will concentrate on enhancing the quality and diversity of the Fund. As always, we seek to manage risk while adding value through individual stock selection. Although considerable near term volatility may remain for international equity markets, we are guardedly optimistic in our outlook. Provided that there are no unforeseen setbacks, we believe that global equity markets will continue to reflect the positive economic and corporate developments. Prudence, nevertheless, suggests a balanced and diversified approach.

                                          For the International Growth Fund Team
                                          Thomas R. Tibbles, CFA
                                          Managing Director
                                          Hansberger Global Investors, Inc.

  Hansberger International Value Fund

  Portfolio of Investments
  June 30, 2003 (Unaudited)


                                      Value
  Shares                            (Note A1)
--------------------------------------------------
           Common Stocks - 97.6%
           Brazil - 1.1%
    88,000   Companhia Vale do
              Rio Doce S.A.
              ADR................ $   2,442,000
                                  -------------
           China - 3.6%
   970,000   China Mobile (Hong
              Kong) Ltd..........     2,288,748
10,920,000   China Petroleum &
              Chemical Corp.,
              Class H............     2,618,621
 6,626,000   Denway Motors
              Ltd................     2,995,153
                                  -------------
                                      7,902,522
                                  -------------
           Finland - 1.9%
   119,280   TietoEnator Oyj.....     2,008,067
   150,000   UPM-Kymmene Oyj.....     2,189,341
                                  -------------
                                      4,197,408
                                  -------------
           France - 14.3%
   170,492   Arcelor.............     1,985,265
    42,600   Aventis S.A.........     2,343,756
   151,926   Axa.................     2,357,024
    65,000   BNP Paribas.........     3,302,959
   164,933   European Aeronautic
              Defense & Space
              Co.................     2,022,811
    22,296   Groupe Danone.......     3,085,252
    23,000   Lafarge S.A.........     1,347,022
    51,173   Pechiney S.A........     1,836,988
    67,438   Schneider Electric
              S.A................     3,170,510
    44,900   Societe Generale,
              Class A............     2,846,178
   100,000   Suez S.A............     1,591,622
    34,134   Total S.A...........     5,158,455
                                  -------------
                                     31,047,842
                                  -------------
           Germany - 9.1%
    25,600   Adidas-Salomon AG...     2,189,263
    68,400   BASF AG.............     2,921,969
    74,000   Celesio AG..........     2,907,959
    40,300   Deutsche Bank AG
              (Registered).......     2,613,824
    77,100   E. on AG............     3,963,858
    67,800   Linde AG............     2,510,160
    89,000   Volkswagen AG
              PFD................     2,668,538
                                  -------------
                                     19,775,571
                                  -------------

                                        Value
 Shares                               (Note A1)
----------------------------------------------------
          Greece - 1.2%
  211,000   Hellenic
             Telecommunications
             Organization S.A...... $   2,495,722
                                    -------------
          Hong Kong - 2.7%
  523,500   Hutchison Whampoa
             Ltd...................     3,188,737
  735,000   Wing Hang Bank
             Ltd...................     2,700,352
                                    -------------
                                        5,889,089
                                    -------------
          Italy - 4.8%
  327,500   ENI S.p.A..............     4,953,061
  156,000   Luxottica Group S.p.A.
             ADR...................     2,168,400
  433,000   Saipem S.p.A...........     3,241,993
                                    -------------
                                       10,363,454
                                    -------------
          Japan - 11.1%
   46,000   Canon, Inc.............     2,110,847
  132,000   Kao Corp...............     2,456,964
   33,700   Mabuchi Motor Co.,
             Ltd...................     2,576,440
1,394,000   Mazda Motor Corp.......     3,389,948
  444,000   NEC Corp. (a)..........     2,218,613
   46,700   Promise Co., Ltd.......     1,746,267
   18,400   Rohm Co., Ltd..........     2,005,880
  117,000   Sony Corp..............     3,293,442
  722,000   Sumitomo Trust &
             Banking Co., Ltd......     2,495,357
   50,000   Takeda Chemical
             Industries, Ltd.......     1,844,680
                                    -------------
                                       24,138,438
                                    -------------
          Korea - 3.6%
   62,734   Kookmin Bank...........     1,890,686
   17,700   POSCO..................     1,837,421
   14,000   Samsung Electronics
             Co., Ltd..............     4,160,737
                                    -------------
                                        7,888,844
                                    -------------
          Mexico - 2.1%
   89,833   Cemex S.A. de C.V.
             ADR...................     2,002,378
   80,000   Telefonos de Mexico
             S.A., Class L ADR.....     2,513,600
                                    -------------
                                        4,515,978
                                    -------------

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2003 (Unaudited)


                                       Value
 Shares                              (Note A1)
------------------------------------------------
          Common Stocks (continued)
          Netherlands - 4.2%
   62,000   Akzo Nobel N.V........ $   1,643,252
   59,900   DSM N.V...............     2,525,842
  163,542   ING Groep N.V.........     2,841,481
  112,000   Koninklijke (Royal)
             Philips Electronics
             N.V..................     2,129,879
                                   -------------
                                       9,140,454
                                   -------------
          Singapore - 2.8%
  515,000   DBS Group Holdings
             Ltd..................     3,012,209
  525,000   Singapore Airlines
             Ltd..................     3,100,511
                                   -------------
                                       6,112,720
                                   -------------
          Spain - 1.2%
  316,613   Telefonica Moviles
             S.A..................     2,541,455
                                   -------------
          Sweden - 3.6%
  107,600   Atlas Copco AB,
             Class B..............     2,527,036
  119,900   Electrolux AB,
             Class B..............     2,366,561
  130,000   Volvo AB, Class B.....     2,858,232
                                   -------------
                                       7,751,829
                                   -------------
          Switzerland - 5.3%
   16,194   Nestle S.A.
             (Registered).........     3,341,496
   91,600   Novartis AG
             (Registered).........     3,624,643
   31,974   Roche Holding AG......     2,508,019
    7,108   Swisscom AG
             (Registered).........     2,020,287
                                   -------------
                                      11,494,445
                                   -------------
          Taiwan - 1.1%
1,434,580   Taiwan Semiconductor
             Manufacturing Co.,
             Ltd. (a).............     2,362,643
                                   -------------
          Thailand - 1.3%
1,975,600   Advanced Info Service
             Public Co., Ltd......     2,866,594
                                   -------------
          United Kingdom - 22.6%
  383,045   Amersham plc..........     2,874,370
  506,300   Amvescap plc..........     3,492,243
  321,996   Barclays plc..........     2,391,020
  238,838   Boots Group plc.......     2,555,840

                                         Value
  Shares                               (Note A1)
-----------------------------------------------------
           United Kingdom (continued)
   317,515   Compass Group
              plc................... $   1,711,985
   158,853   GlaxoSmithKline
              plc...................     3,205,842
   322,025   GUS plc................     3,608,108
   255,927   HSBC Holdings plc......     3,035,752
   600,000   Kingfisher plc.........     2,745,004
   326,316   Lloyds TSB Group
              plc...................     2,316,751
 1,453,044   Rolls-Royce Group
              plc...................     3,075,079
    88,600   Royal Bank of
              Scotland Group
              plc...................     2,485,438
 1,592,764   Signet Group plc.......     2,372,023
   329,535   Standard Chartered
              plc...................     4,002,207
   760,000   Tesco plc..............     2,749,625
   352,736   Unilever plc...........     2,808,454
 1,901,460   Vodafone Group
              plc...................     3,718,140
                                     -------------
                                        49,147,881
                                     -------------
           Total -- Common Stocks
             (Cost $213,642,240)....   212,074,889
                                     -------------
  No. of
  Rights
-----------
           Rights - 0.0%
    23,000   Lafarge S.A., expiring
              7/2/03 (a)
              (Cost $--@)...........        62,069
                                     -------------
   Face
  Amount
-----------
           U.S. Government Obligation - 2.1%
           U.S. Treasury Bill - 2.1%
$4,617,000   9/18/03, 0.85%
              (Cost $4,608,520).....     4,608,255
                                     -------------
           TOTAL INVESTMENTS -- 99.7%
             (Cost $218,250,760)....   216,745,213
           Other Assets and
            Liabilities
            (Net) -- 0.3%...........       626,161
                                     -------------
           NET ASSETS -- 100%....... $ 217,371,374
                                     =============

(a)Non-income producing securities.
@  Value is less than $0.50.
ADRAmerican Depositary Receipt
PFDPreferred


The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2003 (Unaudited)


                            Sector Diversification

                                              % of
                                              Net
                                             Assets Market Value
                ------------------------------------------------
                Financials                    20.0  $ 43,529,748
                Consumer Discretionary        13.6    29,508,425
                Materials                     10.7    23,303,706
                Industrials                    9.2    19,942,917
                Information Technology         9.0    19,573,106
                Health Care                    8.9    19,309,270
                Telecommunication Services     8.5    18,444,547
                Consumer Staples               7.8    16,997,630
                Energy                         7.3    15,972,130
                Utilities                      2.6     5,555,479
                U.S. Government Obligation     2.1     4,608,255
                                             -----  ------------
                  Total Investments           99.7   216,745,213
                Other Assets and Liabilities
                 (Net)                         0.3       626,161
                                             -----  ------------
                  Net Assets                 100.0  $217,371,374
                                             =====  ============

The accompanying notes are an integral part of the financial statements.

  Hansberger Emerging Markets Fund

  Portfolio of Investments
  June 30, 2003 (Unaudited)


                                        Value
  Shares                              (Note A1)
-------------------------------------------------
           Common Stocks - 95.9%
           Argentina - 1.8%
   269,646   Tenaris S.A. ADR...... $   6,875,973
                                    -------------
           Brazil - 6.8%
   111,200   Aracruz Celulose S.A.
              ADR..................     2,341,872
   291,900   Companhia Vale do
              Rio Doce S.A.
              ADR..................     8,100,225
   500,958   Empresa Brasileira de
              Aeronautica S.A.
              ADR..................     9,568,298
   314,300   Petroleo Brasileiro
              S.A. ADR.............     6,210,568
                                    -------------
                                       26,220,963
                                    -------------
           China - 8.9%
37,450,000   Aluminum Corp. of
              China Ltd.,
              Class H..............     8,356,213
15,470,000   Beijing Datang Power
              Generation Co.,
              Ltd., Class H........     6,794,528
 3,359,000   China Mobile
              (Hong Kong) Ltd......     7,925,675
22,000,000   China Petroleum &
              Chemical Corp.,
              Class H..............     5,275,610
13,328,000   Denway Motors
              Ltd..................     6,024,660
                                    -------------
                                       34,376,686
                                    -------------
           Croatia - 1.5%
   415,000   Pliva d.d. GDR
              (a)(b)...............     5,751,900
                                    -------------
           Hong Kong - 6.3%
   753,776   HSBC Holdings plc.....     8,941,131
 1,473,700   Hutchison Whampoa
              Ltd..................     8,976,584
 1,741,500   Wing Hang Bank
              Ltd..................     6,398,181
                                    -------------
                                       24,315,896
                                    -------------
           Hungary - 3.1%
    96,800   Gedeon Richter
              Rt. (a)..............     6,827,956
   303,000   Matav Rt. ADR.........     5,211,600
                                    -------------
                                       12,039,556
                                    -------------

                                       Value
 Shares                              (Note A1)
------------------------------------------------
          India - 4.1%
1,613,000   Gujarat Ambuja
             Cements Ltd.......... $   7,122,608
2,171,000   Hindustan Lever Ltd.
             (Bonus Shares).......       280,310
2,171,000   Hindustan Lever Ltd...     8,336,883
                                   -------------
                                      15,739,801
                                   -------------
          Israel - 2.0%
  394,200   Check Point Software
             Technologies
             Ltd. (a).............     7,706,610
                                   -------------
          Korea - 18.9%
  159,000   Hyundai Motor Co.,
             Ltd..................     4,206,279
  275,206   Kookmin Bank ADR......     8,324,981
  201,900   Korea Electric Power
             (KEPCO) Corp.........     3,194,567
  193,000   KT Corp...............     7,545,500
  119,000   KT Corp. ADR..........     2,345,490
  155,000   LG Chem Ltd...........     6,228,548
  212,000   POSCO ADR.............     5,552,280
   49,542   Samsung Electronics
             Co., Ltd.............    14,723,658
  180,600   Samsung Fire & Marine
             Insurance Co., Ltd...     8,784,311
   76,000   Shinsegae Co., Ltd....    11,866,053
                                   -------------
                                      72,771,667
                                   -------------
          Malaysia - 3.8%
5,245,000   Maxis Communications
             Bhd..................     7,867,500
7,113,500   Road Builder (M)
             Holdings Bhd.........     6,589,347
                                   -------------
                                      14,456,847
                                   -------------
          Mexico - 8.9%
  362,536   Cemex S.A. de C.V.
             ADR..................     8,080,927
1,873,000   Grupo Financiero
             Banorte S.A. de C.V..     5,300,604
7,088,000   Grupo Financiero
             BBVA Bancomer, S.A.
             de C.V. (a)..........     6,004,129
2,723,070   Kimberly-Clark de
             Mexico S.A. de C.V.,
             Class A..............     7,314,463
  244,400   Telefonos de Mexico
             S.A., Class L ADR....     7,679,048
                                   -------------
                                      34,379,171
                                   -------------

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2003 (Unaudited)


                                        Value
  Shares                              (Note A1)
----------------------------------------------------
           Common Stocks (continued)
           Poland - 2.4%
   303,000   Agora S.A. (a)........ $   3,578,266
 1,619,000   Telekomunikacja
              Polska S.A.
              GDR (a)(b)...........     5,731,260
                                    -------------
                                        9,309,526
                                    -------------
           Russia - 7.1%
   235,000   GMK Norilsk
              Nickel ADR (a).......     8,037,000
   104,500   LUKOIL ADR............     8,255,500
    80,000   Mobile Telesystems
              ADR (a)..............     4,720,000
   312,700   Wimm-Bill-Dann
              Foods OJSC
              ADR (a)..............     6,347,810
                                    -------------
                                       27,360,310
                                    -------------
           Singapore - 4.2%
 1,623,480   DBS Group Holdings
              Ltd..................     9,495,653
 1,091,000   Singapore Airlines
              Ltd..................     6,443,157
                                    -------------
                                       15,938,810
                                    -------------
           South Africa - 4.5%
 6,313,000   Old Mutual plc........     9,115,155
 1,881,000   Standard Bank
              Group., Ltd..........     8,215,286
                                    -------------
                                       17,330,441
                                    -------------
           Taiwan - 7.4%
12,397,090   Chinatrust Financial
              Holding Co., Ltd.....     9,993,609
 3,773,845   President Chain Store
              Corp.................     5,070,321
 6,162,500   Taiwan
              Semiconductor
              Manufacturing Co.,
              Ltd. (a).............    10,149,162
12,113,280   Yageo Corp............     3,254,941
                                    -------------
                                       28,468,033
                                    -------------
           Thailand - 3.3%
 8,681,500   Advanced Info Service
              Public Co., Ltd......    12,596,848
                                    -------------

                                           Value
    Shares                               (Note A1)
----------------------------------------------------
                Turkey - 0.9%
 1,176,470,400    Akbank TAS.......... $   3,485,224
                                       -------------
                Total -- Common Stocks
                  (Cost $326,669,895).   369,124,262
                                       -------------
    No. of
   Warrants
----------------
                Warrants - 0.0%
                Mexico - 0.0%
        10,820    Cemex S.A.,
                   expiring
                   12/21/04 (a)
                   (Cost $18,935).....        14,878
                                       -------------

     Face
    Amount
----------------
                U.S. Government Obligation - 2.0%
                U.S. Treasury Bill - 2.0%
$    7,642,000    9/18/03, 0.85%
                   (Cost $7,628,677)..     7,627,526
                                       -------------
                TOTAL INVESTMENTS -- 97.9%
                  (Cost $334,317,507).   376,766,666
                Other Assets and
                 Liabilities
                 (Net) -- 2.1%........     7,994,487
                                       -------------
                NET ASSETS -- 100%.... $ 384,761,153
                                       =============

(a)Non-income producing securities.
(b)144A Security - Certain conditions for public sale may exist. At June 30, 2003, the value of these securities was $11,483,160 or 2.98% of net assets.
ADRAmerican Depositary Receipt
GDRGlobal Depositary Receipt

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2003 (Unaudited)



                            Sector Diversification

                                              % of
                                              Net
                                             Assets Market Value
                ------------------------------------------------
                Financials..................  21.8  $ 84,058,264
                Telecommunication
                 Services...................  16.0    61,622,921
                Materials...................  14.0    53,834,550
                Information Technology......   9.3    35,834,371
                Industrials.................   8.2    31,577,387
                Consumer Staples............   7.1    27,349,787
                Energy......................   6.9    26,617,651
                Consumer Discretionary......   6.7    25,675,258
                Health Care.................   3.3    12,579,856
                Utilities...................   2.6     9,989,095
                U.S. Government
                 Obligation.................   2.0     7,627,526
                                             -----  ------------
                  Total Investments.........  97.9   376,766,666
                Other Assets and Liabilities
                 (Net)......................   2.1     7,994,487
                                             -----  ------------
                  Net Assets................ 100.0  $384,761,153
                                             =====  ============

The accompanying notes are an integral part of the financial statements.

  Hansberger International Growth Fund

  Portfolio of Investments
  June 30, 2003 (Unaudited)


                                        Value
Shares                                (Note A1)
-------------------------------------------------
       Common Stocks - 96.7%
       Canada - 4.5%
 3,000   Manulife Financial Corp.... $     84,630
 5,300   Suncor Energy, Inc.........       99,375
 4,600   Toronto-Dominion Bank......      127,788
                                     ------------
                                          311,793
                                     ------------
       China - 3.0%
11,300   China Mobile (Hong Kong)
          Ltd. ADR..................      133,001
 1,600   Huaneng Power
          International, Inc. ADR...       74,560
                                     ------------
                                          207,561
                                     ------------
       Denmark - 2.1%
12,400   Vestas Wind Systems A/S....      141,822
                                     ------------
       Finland - 1.9%
 7,800   Nokia Oyj ADR..............      128,154
                                     ------------
       France - 13.0%
 1,800   Aventis S.A. ADR...........       98,460
 5,500   Axa ADR....................       85,855
 3,100   Essilor International S.A..      124,881
 2,800   Euronext N.V...............       69,421
   900   L'Oreal S.A................       63,458
 2,200   Societe Generale, Class A..      139,456
 2,700   STMicroelectronics N.V.
          (N.Y. Shares).............       56,133
 3,900   Thomson....................       60,148
 2,600   Total S.A. ADR.............      197,080
                                     ------------
                                          894,892
                                     ------------
       Germany - 10.7%
 1,400   Adidas-Salomon AG..........      119,725
 3,300   Deutsche Boerse AG.........      174,813
   300   Porsche AG PFD.............      127,123
 2,500   SAP AG ADR.................       73,050
 3,100   Schering AG................      151,581
 1,800   Siemens AG (Registered)....       88,304
                                     ------------
                                          734,596
                                     ------------
       Hong Kong - 4.3%
77,500   Esprit Holdings Ltd........      189,324
85,000   Johnson Electric Holdings
          Ltd.......................      105,185
                                     ------------
                                          294,509
                                     ------------
       India - 0.9%
 1,100   Infosys Technologies Ltd.
          ADR.......................       59,015
                                     ------------
       Ireland - 1.5%
 8,300   Bank of Ireland............      100,556
                                     ------------

                                        Value
Shares                                (Note A1)
-------------------------------------------------
       Israel - 1.1%
 1,300   Teva Pharmaceutical
          Industries Ltd. ADR....... $     74,009
                                     ------------
       Italy - 2.0%
28,800   UniCredito Italiano S.p.A..      137,251
                                     ------------
       Japan - 14.9%
 3,000   Canon, Inc.................      137,664
 1,500   Fanuc Ltd..................       74,329
 4,000   Fujisawa Pharmaceutical
          Co., Ltd..................       74,953
 3,800   Honda Motor Co., Ltd.......      143,993
 2,300   Nitto Denko Corp...........       75,278
    85   NTT DoCoMo, Inc............      184,052
   700   Rohm Co., Ltd..............       76,311
 2,700   Shin-Etsu Chemical Co.,
          Ltd.......................       92,192
 7,000   Shiseido Co., Ltd..........       68,032
 1,200   SMC Corp...................      101,037
                                     ------------
                                        1,027,841
                                     ------------
       Korea - 2.8%
 3,500   Kookmin Bank ADR...........      105,875
   600   Samsung Electronics Co.,
          Ltd. GDR..................       89,250
                                     ------------
                                          195,125
                                     ------------
       Mexico - 1.0%
 3,300   Coca-Cola Femsa S.A.
          ADR (a)...................       70,950
                                     ------------
       Netherlands - 5.9%
11,300   ING Groep N.V..............      196,333
 5,100   Koninklijke Philips
          Electronics N.V.
          (N.Y. Shares).............       97,461
 2,100   Unilever N.V.
          (N.Y. Shares).............      113,400
                                     ------------
                                          407,194
                                     ------------
       Norway - 1.0%
16,900   Tomra Systems ASA..........       72,578
                                     ------------
       Spain - 2.9%
16,500   Amadeus Global Travel
          Distribution, Class A.....       94,550
 9,300   Telefonica S.A.............      107,972
                                     ------------
                                          202,522
                                     ------------
       Switzerland - 5.8%
 9,500   Adecco S.A. ADR............       99,275
 1,800   Lonza Group AG
          (Registered)..............       82,389
 1,500   Nobel Biocare Holding AG...      100,163

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2003 (Unaudited)


                                        Value
  Shares                              (Note A1)
---------------------------------------------------
           Common Stocks (continued)
           Switzerland (continued)
     2,100   UBS AG (Registered)... $    116,817
                                    ------------
                                         398,644
                                    ------------
           Taiwan - 1.1%
     7,500   Taiwan Semiconductor
              Manufacturing Co.,
              Ltd. ADR (a).........       75,600
                                    ------------
           United Kingdom - 16.3%
    11,700   Amvescap plc..........       80,702
     9,500   Barclays plc..........       70,543
    21,700   BHP Billiton plc......      114,227
     1,700   BP plc ADR............       71,434
    21,500   Centrica plc..........       62,352
     1,800   GlaxoSmithKline plc
              ADR..................       72,972
    11,300   Lloyds TSB Group plc..       80,227
     6,600   Pearson plc...........       61,643
     5,500   Reckitt Benckiser plc.      100,922
    12,100   Smith & Nephew plc....       69,534
     7,300   Standard Chartered
              plc..................       88,659
     8,700   Vodafone Group plc
              ADR..................      170,955
     2,000   WPP Group plc ADR.....       80,140
                                    ------------
                                       1,124,310
                                    ------------
           Total -- Common Stocks
             (Cost $6,695,116 )....    6,658,922
                                    ------------

   Face
  Amount
-----------
           U.S. Government Obligation - 80.8%
           U.S. Treasury Bill - 80.8%
$5,572,000   9/18/03, 0.85%
              (Cost $5,561,301)....    5,561,447
                                    ------------
           TOTAL INVESTMENTS -- 177.5%
             (Cost $12,256,417)....   12,220,369
           Other Assets and
            Liabilities
            (Net) -- (77.5%).......   (5,335,604)
                                    ------------
           NET ASSETS -- 100%...... $  6,884,765
                                    ============

(a)Non-income producing securities.
ADRAmerican Depositary Receipt
GDRGlobal Depositary Receipt
PFDPreferred
                            Sector Diversification

                                              % of
                                              Net
                                             Assets Market Value
                ------------------------------------------------
                U.S. Government Obligation    80.8  $ 5,561,447
                Financials                    24.1    1,658,926
                Information Technology        15.3    1,052,520
                Consumer Discretionary        13.4      922,145
                Health Care                   11.1      766,553
                Telecommunication Services     8.7      595,980
                Industrials                    6.9      478,069
                Energy                         5.3      367,889
                Materials                      5.3      364,087
                Consumer Staples               4.6      315,841
                Utilities                      2.0      136,912
                                             -----  -----------
                  Total Investments          177.5   12,220,369
                Other Assets and Liabilities
                 (Net)                       (77.5)  (5,335,604)
                                             -----  -----------
                  Net Assets                 100.0  $ 6,884,765
                                             =====  ===========

The accompanying notes are an integral part of the financial statements.

  Statements of Assets and Liabilities

  June 30, 2003 (Unaudited)


                                                                                  International   Emerging    International
                                                                                      Value       Markets        Growth
                                                                                      Fund          Fund          Fund
                                                                                  ------------- ------------  -------------
ASSETS:
Investments, at Cost -- see accompanying portfolios.............................. $218,250,760  $334,317,507   $12,256,417
Foreign Currency, at Cost........................................................           --     4,590,057            --
                                                                                  ------------  ------------   -----------
                                                                                  $218,250,760  $338,907,564   $12,256,417
                                                                                  ============  ============   ===========
Investments, at Value (Note A1).................................................. $216,745,213  $376,766,666   $12,220,369
Foreign Currency, at Value.......................................................           --     4,587,590            --
Cash.............................................................................        1,675            --            --
Investment Securities Sold.......................................................           --     3,709,954            --
Dividends Receivable.............................................................      418,345     1,146,888            --
Interest Receivable..............................................................           --           109           914
Receivable from Investment Adviser (Note B)......................................           --            --         5,160
Foreign Withholding Tax Reclaim Receivable.......................................      440,044        21,059            --
Other Assets.....................................................................        2,013         2,981            --
                                                                                  ------------  ------------   -----------
  Total Assets...................................................................  217,607,290   386,235,247    12,226,443
                                                                                  ------------  ------------   -----------
LIABILITIES:
Investment Securities Purchased..................................................           --       786,486     3,461,238
Investment Advisory Fees Payable (Note B)........................................      132,902       294,142            --
Administration Fees Payable......................................................       30,156        46,077           191
Custodian Fees Payable...........................................................       31,566        84,487           324
Professional Fees Payable........................................................       26,108        27,222         1,141
Trustees' Fees Payable...........................................................        2,362         1,386             6
Bank Overdraft Payable...........................................................           --       216,625     1,878,766
Accrued Expenses and Other Liabilities...........................................       12,822        17,669            12
                                                                                  ------------  ------------   -----------
  Total Liabilities..............................................................      235,916     1,474,094     5,341,678
                                                                                  ------------  ------------   -----------
Net Assets....................................................................... $217,371,374  $384,761,153   $ 6,884,765
                                                                                  ============  ============   ===========
NET ASSETS CONSIST OF:
Paid-in Capital.................................................................. $270,191,463  $359,988,319   $ 6,914,701
Undistributed Net Investment Income..............................................    3,746,274     3,649,815           208
Accumulated Net Realized Loss....................................................  (55,117,830)  (21,333,314)         (714)
Unrealized Appreciation (Depreciation) of Investments and Foreign Currency
 Translations....................................................................   (1,448,533)   42,456,333       (29,430)
                                                                                  ------------  ------------   -----------
Net Assets....................................................................... $217,371,374  $384,761,153   $ 6,884,765
                                                                                  ============  ============   ===========
Shares of Beneficial Interest Outstanding (unlimited authorization, no par value)   26,969,140    48,751,555       691,470
                                                                                  ============  ============   ===========
Net Asset Value Per Share........................................................ $       8.06  $       7.89   $      9.96
                                                                                  ============  ============   ===========

The accompanying notes are an integral part of the financial statements.

  Statements of Operations

  Six Months Ended June 30, 2003 (Unaudited)

                                                                            International   Emerging   International
                                                                                Value       Markets       Growth
                                                                                Fund          Fund         Fund+
                                                                            ------------- -----------  -------------
Investment Income:
Dividends..................................................................  $ 5,295,282  $ 5,897,844    $     --
Interest...................................................................       34,813       67,537       1,722
  Less: Foreign Taxes Withheld.............................................     (519,873)    (288,347)         --
                                                                             -----------  -----------    --------
Total Income...............................................................    4,810,222    5,677,034       1,722
                                                                             -----------  -----------    --------
Expenses:
Investment Advisory Fees (Note B)..........................................      766,054    1,648,642       1,136
Administration Fees........................................................      131,836      206,803         191
Custodian Fees.............................................................       95,856      251,577         324
Professional Fees..........................................................       33,893       39,431       1,141
Registration and Filing Fees...............................................        4,677        4,376       5,000
Shareholder Reports........................................................        5,260        6,669          12
Trustees' Fees and Expenses (Note E).......................................        6,819        6,819           6
Miscellaneous Expenses.....................................................        7,926       11,649          --
                                                                             -----------  -----------    --------
Total Expenses.............................................................    1,052,321    2,175,966       7,810
Investment Advisory Fees Waived............................................      (30,345)    (113,254)     (1,136)
Reimbursement of Other Operating Expenses..................................           --           --      (5,160)
                                                                             -----------  -----------    --------
Net Expenses ..............................................................    1,021,976    2,062,712       1,514
                                                                             -----------  -----------    --------
Net Investment Income......................................................    3,788,246    3,614,322         208
                                                                             -----------  -----------    --------
Net Realized Gain (Loss):
Security Transactions......................................................   (4,160,260)  14,260,736         105
Foreign Currency Transactions..............................................     (173,826)    (144,072)       (819)
                                                                             -----------  -----------    --------
Net Realized Gain (Loss)...................................................   (4,334,086)  14,116,664        (714)
                                                                             -----------  -----------    --------
Net Unrealized Appreciation (Depreciation) on:
Investments................................................................   20,301,191   35,849,214     (36,048)
Foreign Currency Translations..............................................           --       (2,467)         --
Translation of Other Assets and Liabilities Denominated in Foreign Currency       17,712        5,785       6,618
                                                                             -----------  -----------    --------
  Net Unrealized Appreciation (Depreciation) during the period.............   20,318,903   35,852,532     (29,430)
                                                                             -----------  -----------    --------
Net Realized Gain (Loss) and Unrealized Appreciation (Depreciation)........   15,984,817   49,969,196     (30,144)
                                                                             -----------  -----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $19,773,063  $53,583,518    $(29,936)
                                                                             ===========  ===========    ========

+ The Fund commenced operations on June 23, 2003.

The accompanying notes are an integral part of the financial statements.

  Statements of Changes in Net Assets


                                                                                                   International Value Fund
                                                                                              ---------------------------------
                                                                                              Six Months Ended
                                                                                               June 30, 2003      Year Ended
                                                                                                (Unaudited)    December 31, 2002
                                                                                              ---------------- -----------------
Increase (Decrease) in Net Assets
Operations:
Net Investment Income........................................................................   $  3,788,246     $  2,817,047
Net Realized Loss............................................................................     (4,334,086)     (20,071,848)
Net Unrealized Appreciation (Depreciation)...................................................     20,318,903      (11,428,882)
                                                                                                ------------     ------------
Net Increase (Decrease) in Net Assets Resulting from Operations..............................     19,773,063      (28,683,683)
                                                                                                ------------     ------------
Distributions:
Net Investment Income........................................................................             --       (3,461,539)
                                                                                                ------------     ------------
Capital Share Transactions (Note G):
Proceeds from Shares Sold....................................................................      4,688,588       28,224,386
Net Asset Value on Reinvestment of Distributions.............................................             --        2,992,965
Cost of Shares Redeemed......................................................................    (13,802,720)      (9,478,657)
Transaction Fees.............................................................................         15,428           38,496
                                                                                                ------------     ------------
Increase (Decrease) in Net Assets from Capital Share Transactions............................     (9,098,704)      21,777,190
                                                                                                ------------     ------------
Net Increase (Decrease) in Net Assets........................................................     10,674,359      (10,368,032)
Net Assets:
  Beginning of Period........................................................................    206,697,015      217,065,047
                                                                                                ------------     ------------
  End of Period..............................................................................   $217,371,374     $206,697,015
                                                                                                ============     ============
  Undistributed/(Overdistributed) Net Investment Income Included in End of Period Net Assets.   $  3,746,274     $    (41,972)
                                                                                                ============     ============

The accompanying notes are an integral part of the financial statements.

  Statements of Changes in Net Assets


                                                                                  Emerging Markets Fund
                                                                            ---------------------------------
                                                                            Six Months Ended
                                                                             June 30, 2003      Year Ended
                                                                              (Unaudited)    December 31, 2002
                                                                            ---------------- -----------------
Increase (Decrease) in Net Assets
Operations:
Net Investment Income......................................................   $  3,614,322     $  2,041,562
Net Realized Gain (Loss)...................................................     14,116,664      (12,806,187)
Net Unrealized Appreciation (Depreciation).................................     35,852,532         (616,686)
                                                                              ------------     ------------
Net Increase (Decrease) in Net Assets Resulting from Operations............     53,583,518      (11,381,311)
                                                                              ------------     ------------
Distributions:
Net Investment Income......................................................             --       (1,791,232)
                                                                              ------------     ------------
Capital Share Transactions (Note G):
Proceeds from Shares Sold..................................................     19,741,766       82,959,457
Net Asset Value on Reinvestment of Distributions...........................             --        1,647,368
Cost of Shares Redeemed....................................................     (1,629,625)      (8,637,400)
Transaction Fees...........................................................          1,410          110,352
                                                                              ------------     ------------
Increase in Net Assets from Capital Share Transactions.....................     18,113,551       76,079,777
                                                                              ------------     ------------
Net Increase in Net Assets.................................................     71,697,069       62,907,234
Net Assets:
  Beginning of Period......................................................    313,064,084      250,156,850
                                                                              ------------     ------------
  End of Period............................................................   $384,761,153     $313,064,084
                                                                              ============     ============
  Undistributed Net Investment Income Included in End of Period Net Assets.   $  3,649,815     $     35,493
                                                                              ============     ============

The accompanying notes are an integral part of the financial statements.

  Statements of Changes in Net Assets



                                                                              International
                                                                                 Growth
                                                                                  Fund
                                                                            -----------------
                                                                             For the Period
                                                                            June 23, 2003+ to
                                                                              June 30, 2003
                                                                               (Unaudited)
                                                                            -----------------
Increase (Decrease) in Net Assets
Operations:
Net Investment Income......................................................    $      208
Net Realized Loss..........................................................          (714)
Net Unrealized Depreciation................................................       (29,430)
                                                                               ----------
Net Decrease in Net Assets Resulting from Operations.......................       (29,936)
                                                                               ----------
Capital Share Transactions (Note G):
Proceeds from Shares Sold..................................................     6,914,701
                                                                               ----------
Net Increase in Net Assets.................................................     6,884,765
Net Assets:
  Beginning of Period......................................................            --
                                                                               ----------
  End of Period............................................................    $6,884,765
                                                                               ==========
  Undistributed Net Investment Income Included in End of Period Net Assets.    $      208
                                                                               ==========

+ Commencement of operations.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout Each Period


                                                                               International Value Fund
                                                          -----------------------------------------------------------------
                                                           Six Months
                                                              Ended                    Year Ended December 31,
                                                          June 30, 2003 ---------------------------------------------------
                                                           (Unaudited)     2002       2001       2000      1999       1998
                                                          ------------- --------   --------   --------   --------  --------
Net Asset Value, Beginning of Period.....................   $   7.37    $   8.56   $  10.21   $  11.49   $   8.97  $   9.79
                                                            --------    --------   --------   --------   --------  --------
Income from Investment Operations:
Net Investment Income....................................       0.14        0.10       0.12       0.13       0.13      0.14
Net Realized and Unrealized Gain (Loss)..................       0.55       (1.16)     (1.69)     (1.34)      2.50     (0.81)
                                                            --------    --------   --------   --------   --------  --------
  Total from Investment Operations.......................       0.69       (1.06)     (1.57)     (1.21)      2.63     (0.67)
                                                            --------    --------   --------   --------   --------  --------
Less Distributions from:
Net Investment Income....................................         --       (0.13)     (0.08)     (0.07)     (0.11)    (0.11)
Capital Gains............................................         --          --         --         --         --     (0.04)
                                                            --------    --------   --------   --------   --------  --------
  Total Distributions....................................         --       (0.13)     (0.08)     (0.07)     (0.11)    (0.15)
                                                            --------    --------   --------   --------   --------  --------
Net Asset Value, End of Period...........................   $   8.06    $   7.37   $   8.56   $  10.21   $  11.49  $   8.97
                                                            ========    ========   ========   ========   ========  ========
Total Return.............................................       9.36%     (12.46)%   (15.41)%   (10.58)%    29.35%    (6.96)%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands).................   $217,371    $206,697   $217,065   $247,585   $366,515  $280,493
Ratio of Expenses to Average Net Assets (1)..............       1.00%*      1.00 %     1.00 %     1.00 %     1.00%     1.00 %
Ratio of Net Investment Income to Average Net Assets (1).       3.71%*      1.32 %     1.24 %     1.07 %     1.31%     1.82 %
Portfolio Turnover Rate..................................         15%         33 %       49 %       71 %       51%       32 %
-----------------------------
(1)Before voluntary expense limitation during the period:
   Ratio of Expenses to Average Net Assets...............       1.03%*      1.04 %     1.05 %     1.04 %     1.03%     1.10 %
   Ratio of Net Investment Income to Average Net Assets..       3.68%*      1.28 %     1.19 %     1.03 %     1.28%     1.72 %

* Annualized.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout Each Period


                                                                                Emerging Markets Fund
                                                          ----------------------------------------------------------------
                                                           Six Months
                                                              Ended                   Year Ended December 31,
                                                          June 30, 2003 --------------------------------------------------
                                                           (Unaudited)     2002      2001       2000      1999       1998
                                                          ------------- --------   --------  --------   --------  --------
Net Asset Value, Beginning of Period.....................   $   6.80    $   6.94   $   6.97  $   9.80   $   5.91  $   8.50
                                                            --------    --------   --------  --------   --------  --------
Income from Investment Operations:
Net Investment Income....................................       0.07        0.04       0.09      0.02       0.03      0.04
Net Realized and Unrealized Gain (Loss)..................       1.02       (0.14)     (0.05)    (2.84)      3.86     (2.61)
                                                            --------    --------   --------  --------   --------  --------
  Total from Investment Operations.......................       1.09       (0.10)      0.04     (2.82)      3.89     (2.57)
                                                            --------    --------   --------  --------   --------  --------
Less Distributions from:
Net Investment Income....................................         --       (0.04)     (0.07)    (0.01)        --     (0.02)
                                                            --------    --------   --------  --------   --------  --------
Net Asset Value, End of Period...........................   $   7.89    $   6.80   $   6.94  $   6.97   $   9.80  $   5.91
                                                            ========    ========   ========  ========   ========  ========
Total Return.............................................      16.03%      (1.46)%     0.62%   (28.80)%    65.82%   (30.20)%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands).................   $384,761    $313,064   $250,157  $249,010   $350,206  $142,671
Ratio of Expenses to Average Net Assets (1)..............       1.25%*      1.25 %     1.25%     1.25 %     1.25%     1.25 %
Ratio of Net Investment Income to Average Net Assets (1).       2.19%*      0.70 %     1.27%     0.23 %     0.39%     1.08 %
Portfolio Turnover Rate..................................         12%         37 %       25%       70 %       43%       44 %
-----------------------------
(1)Before voluntary expense limitation during the period:
   Ratio of Expenses to Average Net Assets...............       1.32%*      1.34 %     1.36%     1.33 %     1.36%     1.68 %
   Ratio of Net Investment Income to Average Net Assets..       2.12%*      0.61 %     1.16%     0.15 %     0.28%     0.65 %

* Annualized.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout the Period

                                                          International Growth Fund
                                                          -------------------------
                                                               For the Period
                                                              June 23, 2003+ to
                                                                June 30, 2003
                                                                 (Unaudited)
                                                          -------------------------
Net Asset Value, Beginning of Period.....................          $10.00
                                                                   ------
Income from Investment Operations:
Net Investment Income....................................              --++
Net Realized and Unrealized Loss.........................           (0.04)
                                                                   ------
  Total from Investment Operations.......................           (0.04)
                                                                   ------
Net Asset Value, End of Period...........................          $ 9.96
                                                                   ======
Total Return.............................................           (0.40)%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands).................          $6,885
Ratio of Expenses to Average Net Assets (1)..............            1.00 %*
Ratio of Net Investment Income to Average Net Assets (1).            0.14 %*
Portfolio Turnover Rate..................................               0 %
-----------------------------
(1)Before voluntary expense limitation during the period:
   Ratio of Expenses to Average Net Assets...............            5.16 %*
   Ratio of Net Investment Loss to Average Net Assets....           (4.02)%*

* Annualized.
+ Commencement of operations.
++ Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

  Notes to Financial Statements

  June 30, 2003 (Unaudited)


Hansberger Institutional Series (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of June 30, 2003, the Trust was comprised of three separate active, diversified portfolios (each individually referred to as a "Fund", collectively as the "Funds"). The International Value Fund and the Emerging Markets Fund, each a Fund of the Trust, commenced operations on December 30, 1996. The International Growth Fund, also a Fund of the Trust, commenced operations on June 23, 2003.

The International Value Fund seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. The Emerging Markets Fund seeks to achieve long-term capital growth through a policy of investing primarily in publicly traded equity securities of companies located in emerging markets. The International Growth Fund seeks to achieve high long-term total return through a policy of investing primarily in the equity securities of companies organized or located outside of the United States.

The Funds' investments in emerging markets or developing markets may subject the Funds to a greater degree of risk than the Funds' investments in developed markets. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Funds' investments and income generated by these investments, as well as the Funds' ability to repatriate such amounts.

A. Accounting Policies: The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of the Funds' financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

Certain reclassifications were made to prior year amounts to conform to current year presentations.

  1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest reported sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Occasionally, certain events affecting the values of securities maintained in the Funds' portfolios might occur between the close of the foreign exchanges on which those securities principally trade and the time at which the daily net asset value for the Funds is determined. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith pursuant to the Trust's fair valuation procedures under the supervision of the Board of Trustees. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price and not less than the current bid price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued at prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest reported sale price on the day of valuation. If there is no such reported sale, the latest reported bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, unlisted foreign securities, and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures, are valued at fair value as determined in good faith pursuant to the Trust's fair valuation procedures under the supervision of the Board of Trustees, although the actual calculations are done by others.

  2. Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at current applicable foreign currency exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment in securities.

  3. Forward Currency Exchange Contracts: The Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the value of some or all of a Fund's portfolio securities. A forward currency contract is an agreement between two parties to purchase and sell currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in currency exchange rates. Forward currency contracts are marked-to-market daily using the forward foreign currency exchange rates applicable on that day or at such other rates as deemed appropriate. The change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished, either by delivering the currency or by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract on the date it is extinguished. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar.

  At June 30, 2003, the Funds had no outstanding forward currency exchange contracts.

  4. Federal Income Taxes: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. A Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation as the income and/or capital gains are earned.

  In determining the daily net asset values, the Funds estimate the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of June 30, 2003, the Funds had no reserve related to capital gains. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of June 30, 2003, the Funds had no reserve related to taxes on the repatriation of foreign currencies.

  At June 30, 2003, cost, unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fund were:

                                                                 Net
                                                              Unrealized
                                 Unrealized    Unrealized    Appreciation
     Fund              Cost     Appreciation (Depreciation) (Depreciation)
     ----          ------------ ------------ -------------- --------------
     International
      Value
      Fund........ $218,250,760 $22,826,173   $(24,331,720)  $(1,505,547)
     Emerging
      Markets
      Fund........  334,317,507  57,876,471    (15,427,312)   42,449,159
     International
      Growth
      Fund........   12,256,417      48,621        (84,669)      (36,048)

  5. Distribution of Income and Gains: Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatment for post-October 31 losses and foreign currency transaction losses which are not recognized for tax purposes until the first day of the following fiscal year. The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

  Distributions in excess of tax basis earnings and profits will be reported in the Funds' financial statements as a return of capital. Permanent book and tax basis differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

  Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to paid-in capital, undistributed net investment income
  (loss) and accumulated net realized gain (loss) on investments and foreign currency transactions. Undistributed net investment income (loss) and accumulated net realized gain (loss) may include temporary book and tax differences which should reverse in a subsequent period.

  6. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-date (except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend date in the exercise of reasonable diligence) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets. Distributions for the Funds are recorded on the ex-date.

B. Adviser: Hansberger Global Investors, Inc. (the "Adviser"), a wholly-owned subsidiary of Hansberger Group, Inc., provides each Fund with investment advisory services pursuant to an investment advisory agreement at a monthly fee calculated at the annual rate of 0.75%, 1.00% and 0.75% of average daily net assets of the International Value Fund, the Emerging Markets Fund and the International Growth Fund, respectively. The Adviser has voluntarily agreed to reduce advisory fees payable to it and to reimburse the Funds, if necessary, if the annual operating expenses as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios of 1.00% for the International Value Fund and the International Growth Fund and 1.25% for the Emerging Markets Fund. The Adviser, at its discretion, may revise or discontinue the voluntary fee waivers and reimbursements at any time.

C. Administrator: J.P. Morgan Investor Services Co. (the "Administrator"), a subsidiary of J.P. Morgan Chase & Co., provides the Trust with administrative, dividend disbursing and transfer agent services pursuant to an Administrative Agreement (the "Agreement"). Under the Agreement the Trust pays the Administrator a monthly fee in proportion to the Funds' combined average daily net assets at the following annual rate: 0.12% of the first $500 million of average daily net assets, 0.08% for the next $500 million of average daily net assets, and 0.06% for average daily net assets, over $1 billion. Certain employees of J.P. Morgan Investor Services Co. are officers of the Trust.

D. Custodian: JPMorgan Chase Bank serves as the Trust's custodian in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

E. Trustee Fees: The Trust pays each Trustee, who is not also an officer or interested person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or interested persons receive no remuneration for their service as Trustees.

Expenses for the period ended June 30, 2003, include legal fees paid to Morgan, Lewis & Bockius LLP. A former partner of that firm until January 2002, continues to be a Trustee to the Trust.

F. Purchases and Sales: For the period ended June 30, 2003, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

               Fund                       Purchases     Sales
               ----                      ----------- -----------
               International Value Fund. $30,388,294 $32,936,082
               Emerging Markets Fund....  59,168,551  39,227,168
               International Growth Fund   6,695,116          --

There were no purchases or sales of long-term U.S. Government securities during the period ended June 30, 2003.

G. Capital Share Transactions: Transactions in fund shares for the periods indicated below:

                                        International Value Fund
                                      ---------------------------
                                      Six Months Ended Year Ended
                                          6/30/03       12/31/02
                                      ---------------- ----------
              Shares sold............       654,489     3,440,831
              Shares issued on
               Reinvestment of
               Distributions.........            --       392,371
              Shares repurchased.....    (1,732,272)   (1,133,400)
                                         ----------    ----------
              Increase (Decrease)....    (1,077,783)    2,699,802
              Fund shares:
              Beginning of the Period    28,046,923    25,347,121
                                         ----------    ----------
              End of the Period......    26,969,140    28,046,923
                                         ==========    ==========

                                         Emerging Markets Fund
                                      ---------------------------
                                      Six Months Ended Year Ended
                                          6/30/03       12/31/02
                                      ---------------- ----------
              Shares sold............     2,979,548    10,960,310
              Shares issued on
               Reinvestment of
               Distributions.........            --       238,260
              Shares repurchased.....      (242,751)   (1,236,624)
                                         ----------    ----------
              Increase...............     2,736,797     9,961,946
              Fund shares:
              Beginning of the Period    46,014,758    36,052,812
                                         ----------    ----------
              End of the Period......    48,751,555    46,014,758
                                         ==========    ==========

                                       International
                                           Growth
                                           Fund*
                                      ----------------
                                        Period Ended
                                          6/30/03
                                      ----------------
              Shares sold............       691,470
                                         ----------
              Fund shares:
              Beginning of the Period            --
                                         ----------
              End of the Period......       691,470
                                         ==========

*  The Fund commenced operations on June 23, 2003.

Shareholders entering after April 1, 1997, were charged a transaction fee in connection with each purchase and redemption of shares of each Fund. The transaction fee is 0.50% for the International Value Fund and the International Growth Fund, and 1.00% for the Emerging Markets Fund. The transaction fee is not a sales charge and is retained by the Funds. The fee does not apply to and is not charged in connection with exchanges from one Fund to another, certain other transactions, including the reinvestment of dividends or capital gain distributions, or transactions involving shareholders who previously purchased shares that were not subject to the transaction fee.

Effective May 3, 2002, the purchase fee in connection with the International Value Fund and the Emerging Markets Fund has been discontinued. The redemption fee for the International Value Fund and the Emerging Markets Fund remains in place. The purchase fee and redemption fee for the International Growth Fund remains in place.

Other: As of June 30, 2003, the Funds had shareholders that held greater than 10% of outstanding shares. Investment activities of these shareholders could have a material impact on those Funds. The number of greater than 10% shareholders and aggregate percentage of shares held by such owners was as follows:

                                        Number of
                                         greater
                                         than 10%   Percentage of
              Fund                     Shareholders   Ownership
              ----                     ------------ -------------
              International Value Fund      3           48.9%
              Emerging Markets Fund...      3           63.2
              International Growth
               Fund...................      1           99.9

  Trustees and Officers of the Trust

                                             Offices with                  Principal Occupation
Name and Address                              the Trust                 during the Past Five Years
----------------                         --------------------- --------------------------------------------

THOMAS L. HANSBERGER* (70).............. President and Trustee Director, Chief Executive Officer,
515 East Las Olas Blvd.                                        President, Chief Investment Officer and
Fort Lauderdale, FL                                            Treasurer, Hansberger Global Investors,
                                                               Inc., 1994 to present; Director, Chief
                                                               Executive Officer, President and
                                                               Treasurer, Hansberger Group, Inc., 1999
                                                               to present; President and Chief Executive
                                                               Officer, Templeton Worldwide, 1992 to
                                                               1993; President, Director and Chief
                                                               Executive Officer, Templeton, Galbraith &
                                                               Hansberger Ltd., 1985 to 1992.

KATHRYN B. MCGRATH, ESQ.* (58).......... Trustee               Partner, Crowell & Moring LLP, 2002 to
1001 Pennsylvania Ave., N.W.                                   present, Morgan, Lewis & Bockius LLP,
Washington, DC                                                 1990 to 2002.

STUART B. ROSS (66)..................... Trustee               Retired; Executive Vice President, Xerox
100 First Stamford Place                                       Corporation, 1990 to 1999; Chief
Stamford, CT                                                   Executive Officer, Xerox Financial
                                                               Services, Inc., 1990 to 1999.

WILLIAM F. WATERS, ESQ. (71)............ Trustee               Retired; former Senior Vice President,
640 Hollow Tree Ridge Road                                     Merrill Lynch, & Co., Inc. 1957 to 1996.
Darien, CT                                                     CEO of Merrill Lynch's International Private
                                                               Banking Group 1984 to 1996.

EDWARD M. TIGHE (60).................... Trustee               Chief Executive Officer, Asgard Group,
608 NE 13th Ave.                                               2002 to present; CEO, JBE Technology
Ft. Lauderdale, FL                                             Group, 2001 to present; Global Fund
                                                               Services, 1993 to 2000; Chief Executive
                                                               Officer, President, Citco Technology
                                                               Management, 1992 to 2000.

J. CHRISTOPHER JACKSON, ESQ. (52)....... Vice President        Director, Hansberger Global Investors,
515 East Las Olas Blvd.                                        Inc., 1999 to present; Senior Vice
Fort Lauderdale, FL                                            President, General Counsel and Assistant
                                                               Secretary Hansberger Global Investors, Inc.
                                                               1996 to present; Senior Vice President,
                                                               General Counsel and Assistant Secretary of
                                                               Hansberger Group, Inc., 1999 to present;
                                                               Vice President, Global Decisions Group,
                                                               LLC, 1998 to 2001; General Counsel and
                                                               Secretary MCM Group, Inc. and McCarthy,
                                                               Crisanti & Maffei, Inc., 1996 to 2001;
                                                               Trustee, Hansberger Institutional Series,
                                                               1996 to 2001; Vice President, Associate
                                                               General Counsel and Assistant Secretary,
                                                               Van Kampen American Capital, Inc. 1986
                                                               to 1996.

                                            Offices with                Principal Occupation
Name and Address                             the Trust               during the Past Five Years
----------------                         ------------------- -------------------------------------------

WESLEY E. FREEMAN (53).................. Vice President      Director, Hansberger Global Investors,
515 East Las Olas Blvd.                                      Inc., 2000 to present; Managing Director of
Fort Lauderdale, FL                                          Institutional Marketing, Hansberger Global
                                                             Investors, Inc. 1996 to present; Executive
                                                             Vice President for Institutional Business
                                                             Development, Templeton Worldwide,
                                                             1989 to 1996.

PETER BRAUN (62)........................ Vice President      Senior Vice President--Institutional
515 East Las Olas Blvd.                                      Marketing, Hansberger Global Investors,
Fort Lauderdale, FL                                          Inc., 2000 to present; Director of
                                                             Institutional Sales and Marketing,
                                                             Santander Global Advisers, 1998 to 2000;
                                                             Principal, State Street Global Advisors,
                                                             1985 to 1998.

THOMAS A. CHRISTENSEN, Jr. (32)......... Treasurer           CFO, 1998 to present; Vice President and
515 East Las Olas Blvd.                                      Controller, Hansberger Global Investors,
Fort Lauderdale, FL                                          Inc. 1996 to 1998; CFO of Hansberger
                                                             Group, Inc. from 1999 to present.
                                                             Accountant, Arthur Andersen LLP, 1993 to
                                                             1996.

KIMBERLEY SCOTT (40).................... Secretary           Director, Hansberger Global Investors,
515 East Las Olas Blvd.                                      Inc. 1999 to present; Senior Vice
Fort Lauderdale, FL                                          President, Chief Administrative Officer,
                                                             Chief Compliance Officer and Assistant
                                                             Treasurer, Hansberger Global Investors,
                                                             Inc. 1994 to present; Senior Vice
                                                             President, Chief Administrative Officer,
                                                             Chief Compliance Officer and Assistant
                                                             Treasurer, Hansberger Group, Inc., 1999
                                                             to present; Senior Vice President,
                                                             Executive Assistant and Portfolio
                                                             Supervisor, Templeton Worldwide, 1992
                                                             to 1994.

HELEN A. ROBICHAUD, ESQ. (51)........... Assistant Secretary Vice President and Associate General
73 Tremont Street                                            Counsel, J.P. Morgan Investor Services
Boston, MA                                                   Co., 1994 to present.

ELLEN O'BRIEN (45)...................... Assistant Secretary Assistant Treasurer, State Regulation of
73 Tremont Street                                            J.P. Morgan Investor Services Co., 1991 to
Boston, MA                                                   present.

ROBERT G. KUBILIS (30).................. Assistant Treasurer Vice President, J.P. Morgan Investor
73 Tremont Street                                            Services Co., 2002 to present.
Boston, MA                                                   Assistant Vice President, J.P. Morgan
                                                             Investor Services Co., 1998 to 2002.

* Interested trustee.

ITEM 2. CODE OF ETHICS.

Not Applicable to a semi-annual report for the fiscal period ended June 30, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable to a semi-annual report for the fiscal period ended June 30, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable to a semi-annual report for the fiscal period ended June 30, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. [RESERVED BY SEC FOR FUTURE USE.]


ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a) The Code of Ethics: Not applicable to a semi-annual report for the fiscal period ended June 30, 2003.

     (b) (1) Certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with the Form N-CSR are attached hereto.

          (2) Certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 to accompany the Form N-CSR is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger Institutional Series

By:  /s/  Thomas L. Hansberger
     -------------------------
     Thomas L. Hansberger
     President and Chief Executive Officer
     August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas L. Hansberger
     -------------------------
     Thomas L. Hansberger
     President and Chief Executive Officer
     August 22, 2003

By:  /s/ Thomas A. Christensen, Jr.
      -------------------------
     Thomas A. Christensen, Jr.
     Chief Financial Officer
     August 22, 2003